CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	[1]	$ 1,886	$ 1,643	$ 1,430
Direct operating costs	[1]	(542)	(526)	(527)
General and administrative expenses	[1]	(69)	(49)	(33)
Profit (loss) from operating activities	[1]	1,275	1,068	870
Interest expense	[1]	(544)	(294)	(214)
Share of earnings from investments in associates	[1]	4	0	0
Remeasurement of exchangeable and class B shares	[1]	1,058	(447)	(511)
Mark-to-market on hedging items and foreign currency revaluation	[1]	49	(11)	(61)
Other income (expense)	[1]	39	116	(47)
Income before income tax	[1]	1,881	432	37
Income tax (expense) recovery
Current	[1]	(341)	(234)	(167)
Deferred	[1]	79	(171)	(102)
Net income (loss)	[1]	1,619	27	(232)
Attributable to:
Brookfield Infrastructure Partners L.P.	[1],[2]	1,094	(368)	(552)
Non-controlling interests	[1]	$ 525	$ 395	$ 320

[1]	Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.
[2]	Net income is attributable to the partnership prior to the special distribution as well as subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.